Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828108
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	We are filing this post-effective amendment No. 2 to Form S-1 (File No. 333-260835) (the “Post-Effective Amendment No. 2”) to (i) include information from our Annual Report on Form 10-K for the year ended December 31, 2022 that was filed on February 21, 2023 and (ii) update certain other information in the Post-Effective Amendment No. 1.